CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2023
Capital Stock
Warrants activity
Warrants activity
	Number of Warrants	Weighted Average Exercise Price
Balance, December 31, 2021	964,997	$0.60
Issued	80,000	$0.50
Expired	1,200,000	$0.05
Balance, December 31, 2022	944,997	$0.59
Expired	(80,000)	$0.50
Issued	8,000,000	$0.05
Balance, December 31, 2023	9,200,000	$0.05

Warrants outstanding
Warrants outstanding
Expiry Date	Exercise Price	Number of Warrants Outstanding
August 31, 2027	$0.05	250,000
October 7, 2027	$0.05	750,000
October 31, 2027	$0.05	200,000
May 15, 2028	$0.05	6,000,000
July 24, 2028	$0.05	2,000,000
		9,200,000